UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Potomac Capital Management Inc.
Address:   825 Third Avenue,
           33rd Floor
           New York, New York 10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Javier Montenegro
Title:   Chief Financial Officer
Phone:   212-521-5151

Signature, Place, and Date of Signing:

/s/ Javier Montenegro       New York, New York         November 14, 2008

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    129

Form 13F Information Table Value Total:    $149,965*
_________
     * In Thousands

List of Other Included Managers: None



                                                FORM 13F INFORMATION TABLE

                                                       FAIR
                                                      MARKET
                                  TITLE                VALUE     SH/    SHRS OR   INVESTMENT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS    CUSIP    (x$1000)    PPN    PRN AMT   DISCRETION  MANAGERS      SOLE    SHARED  NONE
--------------                   --------   -----     --------   ---    -------   ----------  --------      ----    ------  ----
A C MOORE ARTS & CRAFTS INC      Common      00086T103      552  SH     88,048        sole       -          88,048    -      -
ADVANCED PHOTONIX INC CL A       Common      00754E107    5,110  SH  2,920,218        sole       -       2,920,218    -      -
ADVANCED PHOTONIX INC CL A       Warrants    00754E107      875  WTS   500,000        sole       -         500,000    -      -
AES CORP                         Common      00130H105    1,293  SH    110,600        sole       -         110,600    -      -
ALLOY INC                        Common      019855303   10,139  SH  1,311,587        sole       -       1,311,587    -      -
AMERICAN COMMUNITY NEWSPAPERS    Common      02520T103       48  SH    482,873        sole       -         482,873    -      -
AMERICAN EXPRESS CO              Common      025816109       18  SH        500        sole       -             500    -      -
AMERIGON INC                     Common      03070L300      363  SH     55,216        sole       -          55,216    -      -
APPLIED MATERIALS                Common      038222105      378  SH     25,000        sole       -          25,000    -      -
ARCADIA RESOURCES                Common      039209101    1,555  SH  7,068,250        sole       -       7,068,250    -      -
ARCADIA RESOURCES                Warrants    039209101      231  WTS 1,050,420        sole       -       1,050,420    -      -
ARROWHEAD RESEARCH               Common      042797100       72  WTS    69,500        sole       -          69,500    -      -
ASPYRA INC                       Common      04538V104      675  SH  1,377,800        sole       -       1,377,800    -      -
ASYST TECHNOLOGIES INC           Common      04648X107    1,556  SH    648,354        sole       -         648,354    -      -
ATS MEDICAL INC                  Common      002083103    3,421  SH  1,183,666        sole       -       1,183,666    -      -
AUTOBYTEL INC                    Common      05275N106      537  SH    501,870        sole       -         501,870    -      -
AVANTAIR INC                     Common      05350T101    2,044  SH  1,075,566        sole       -       1,075,566    -      -
AVANTAIR INC                     Preferred   05350T101    1,476  PRD   776,680        sole       -         776,680    -      -
AVANTAIR INC                     Warrants    05350T101      817  WTS   430,000        sole       -         430,000    -      -
AXESSTEL INC                     Common      05459T101    1,174  SH  1,608,426        sole       -       1,608,426    -      -
BAKBONE SOFTWARE INC             Common      057101107    1,227  SH  2,190,200        sole       -       2,190,200    -      -
BLUEPHOENIX SOLUTIONS LTD        Common      M20157109    1,593  SH    452,679        sole       -         452,679    -      -
BOOT & COOTS INT WELL CTRL       Common      103304101       19  SH     10,000        sole       -          10,000    -      -
C&D TECHNOLOGIES INC             Common      124661109      916  SH    161,280        sole       -         161,280    -      -
CAS MED SYS INC                  Common      124769209    2,856  SH    714,005        sole       -         714,005    -      -
CENTRAL EUROPEAN MEDIA           Common      G20045202      392  SH      6,000        sole       -           6,000    -      -
CHESAPEAKE ENERGY CORP           Common      165167107      717  SH     20,000        sole       -          20,000    -      -
CHINA 3C GROUP                   Common      169362100       71  SH     52,000        sole       -          52,000    -      -
COMMAND CENTER                   Common      200497105      412  SH  1,247,000        sole       -       1,247,000    -      -
COMMAND CENTER                   Warrants    200497105      206  WTS   625,000        sole       -         625,000    -      -
DANKA BUSINESS SYSTEMS PLC ADR   Common      236277109      191  SH  2,683,729        sole       -       2,683,729    -      -
DATA I/O CORP                    Common      237690102       43  SH     10,000        sole       -          10,000    -      -
DATATRAK INTL INC                Common      238134100      272  SH    971,939        sole       -         971,939    -      -
DATATRAK INTL INC                Warrants    238134100       18  WTS    63,750        sole       -          63,750    -      -
ECTEL LTD                        Common      M29925100    1,435  SH  1,070,916        sole       -       1,070,916    -      -
ENDWAVE CORPORATION              Common      29264A206    7,871  SH  1,549,486        sole       -       1,549,486    -      -
FALCONSTOR SOFTWARE INC          Common      306137100    1,032  SH    192,463        sole       -         192,463    -      -
FSI INTERNATIONAL INC            Common      302633102      332  SH    454,596        sole       -         454,596    -      -
FX ENERGY INC                    Common      302695101    7,444  SH  1,000,591        sole       -       1,000,591    -      -
FX ENERGY INC                    Warrants    302695101      744  WTS   100,000        sole       -         100,000    -      -
GOLDLEAF FINANCIAL SOLUTIONS     Common      38144H208      554  SH    369,130        sole       -         369,130    -      -
GRANITE CITY FOOD & BREWERY      Warrants    38724Q107       40  WTS    61,538        sole       -          61,538    -      -
GSI COMMERCE INC                 Common      36238G102      862  SH     55,700        sole       -          55,700    -      -
HAYES LEMMERZ INTL INC           Common      420781304      369  SH    135,000        sole       -         135,000    -      -
HC INNOVATIONS INC               Common      40413G101      527  SH    712,347        sole       -         712,347    -      -
HC INNOVATIONS INC               Warrants    40413G101      962  WTS 1,300,000        sole       -       1,300,000    -      -
HIGHBURY FINANCIAL INC           Common      42982Y109       63  SH    417,500        sole       -         417,500    -      -
HIGHBURY FINANCIAL INC           Warrants    42982Y109    1,044  WTS   417,500        sole       -         417,500    -      -
HOLLY CORP                       Common      435758305    1,109  SH     38,349        sole       -          38,349    -      -
HOLLYWOOD MEDIA CORP             Common      436233100    3,506  SH  1,558,552        sole       -       1,558,552    -      -
HOLLYWOOD MEDIA CORP             Warrants    436233100      338  WTS   150,000        sole       -         150,000    -      -
HUDSON HIGHLAND GROUP INC        Common      443792106      458  SH     65,952        sole       -          65,952    -      -
HYDE PARK ACQUISITION CORP       Warrants    448638114      387  WTS    51,500        sole       -          51,500    -      -
HYPERCOM CORP                    Common      44913M105    4,190  SH  1,052,807        sole       -       1,052,807    -      -
INNOVEX INC                      Common      457647105      133  SH    428,431        sole       -         428,431    -      -
INPLAY TECHNOLOGIES              Warrants    45773L103       15  WTS    81,900        sole       -          81,900    -      -
INSIGNIA SYS INC                 Common      45765Y105    1,739  SH    887,035        sole       -         887,035    -      -
INTEGRATED MANAGEMENT INFO.      Common      45822F107       75  SH    300,000        sole       -         300,000    -      -
INTERLINK ELECTRONICS            Common      458751104      586  SH  1,332,594        sole       -       1,332,594    -      -
INTERLINK ELECTRONICS            Conv Deb    458751104      290  PRN   658,730        sole       -         658,730    -      -
INTERLINK ELECTRONICS            Warrants    458751104      145  WTS   329,365        sole       -         329,365    -      -
INTERNET CAPITAL GROUP INC       Common      46059C205      751  SH     92,615        sole       -          92,615    -      -
INYX INC                         Common      461868101        4  SH  1,725,000        sole       -       1,725,000    -      -
ITERIS INC                       Warrants    46564T107      138  WTS    69,688        sole       -          69,688    -      -
KANA SOFTWARE INC                Common      483600300      102  SH    102,100        sole       -         102,100    -      -
KNIGHTSCOVE MEDIA CORP           Common      49907Q301      176  SH  2,000,000        sole       -       2,000,000    -      -
KNIGHTSCOVE MEDIA CORP           Warrants    49907Q301       92  WTS 1,000,000        sole       -       1,000,000    -      -
LANDRYS RESTAURANTS INC          Common      51508L103      123  SH      7,900        sole       -           7,900    -      -
LCC INTERNATIONAL INC            Preferred   501810105       67  SH  1,343,283        sole       -       1,343,283    -      -
LEADIS TECHNOLOGY INC            Common      52171N103      361  SH    481,157        sole       -         481,157    -      -
LIONBRIDGE TECHNOLOGIES INC      Common      536252109    4,876  SH  1,998,223        sole       -       1,998,223    -      -
LTX CORP                         Common      502392103    2,294  SH  1,318,399        sole       -       1,318,399    -      -
MANAGEMENT NETWORK GROUP INC     Common      561693102    4,206  SH  4,672,799        sole       -       4,672,799    -      -
MASCO CORP                       Common      574599106    1,417  SH     79,000        sole       -          79,000    -      -
MATHSTAR INC                     Common      576801203      116  SH    107,312        sole       -         107,312    -      -
MANHATTAN PHARMACEUTICALS        Warrants    563118207        8  WTS    90,089        sole       -          90,089    -      -
MEDICALCV INC                    Common      584639405        4  SH    714,286        sole       -         714,286    -      -
MEDICALCV INC                    Warrants    584639405        2  WTS   403,569        sole       -         403,569    -      -
MERRILL LYNCH & CO INC           Common      590188108      516  SH     20,400        sole       -          20,400    -      -
MF GLOBAL LTD                    Common      G60642108      609  SH    140,300        sole       -         140,300    -      -
MICRONETICS INC                  Common      595125105    1,590  SH    336,888        sole       -         336,888    -      -
NABI INC                         Common      629519109       28  SH      6,000        sole       -           6,000    -      -
NATIONSHEALTH INC                Common      63860C100       55  SH    462,413        sole       -         462,413    -      -
NAVARRE CORP                     Warrants    639208107      129  WTS    89,286        sole       -          89,286    -      -
NEWTEK BUSINESS SERVICES INC     Common      652526104      900  SH  1,799,041        sole       -       1,799,041    -      -
NEOSE TECHNOLOGIES INC           Common      640522108      943  SH  2,948,411        sole       -       2,948,411    -      -
NEOSE TECHNOLOGIES INC           Warrants    640522108      107  WTS   334,158        sole       -         334,158    -      -
NEXXUS LIGHTING                  Common      868042102    5,875  SH    763,020        sole       -         763,020    -      -
NEXXUS LIGHTING                  Warrants    868042102    2,248  WTS   291,929        sole       -         291,929    -      -
NUMERAX INC                      Common      67053A102    5,622  SH  1,381,389        sole       -       1,381,389    -      -
ORCHID CELLMARK INC              Common      68573C107      411  SH    142,737        sole       -         142,737    -      -
OPENWAVE SYSTEMS INC             Common      6837138308     189  SH    152,100        sole       -         152,100    -      -
OPTIMAL GROUP INC                Common      68388R208    3,590  SH  1,759,672        sole       -       1,759,672    -      -
PANTHEON CHINA ACQUISTION CORP   Warrants    698659109    2,175  SH    385,000        sole       -         385,000    -      -
PERCEPTRON INC                   Common      71631F100      226  SH     41,381        sole       -          41,381    -      -
PHYSICIANS FORMULA HOLDINGS      Common      719427106      721  SH    121,250        sole       -         121,250    -      -
POKERTEK INC                     Common      730864105      750  SH    243,031        sole       -         243,031    -      -
PROLINK HOLDINGS CORP            Common      74340T100      322  SH  1,006,307        sole       -       1,006,307    -      -
QUEST RESOURCE CORP              Common      748349305      174  SH     65,300        sole       -          65,300    -      -
RAINMAKER SYSTEMS INC            Common      750875304      537  SH    238,601        sole       -         238,601    -      -
REMEDENT INC                     Common      75954T104    1,066  SH    852,819        sole       -         852,819    -      -
REMEDENT INC                     Warrants    75954T104    1,275  WTS 1,020,000        sole       -       1,020,000    -      -
RESTAURANT ACQUISITION CORP      Warrants    762150109    1,173  SH    209,500        sole       -         209,500    -      -
RICHARDSON ELECTRONICS           Common      763165107    1,094  SH    176,446        sole       -         176,446    -      -
RICKS CABARET INTL               Common      765641303      323  SH     32,900        sole       -          32,900    -      -
RUBY TUESDAY INC                 Common      781182100    1,389  SH    239,940        sole       -         239,940    -      -
SABA SOFTWARE INC                Common      784932600    1,429  SH    425,272        sole       -         425,272    -      -
SONA MOBILE HLDS                 Common      83540T109       44  SH  1,976,632        sole       -       1,976,632    -      -
SONA MOBILE HLDS                 Warrants    83540T109       16  WTS   705,031        sole       -         705,031    -      -
SRS LABORATORIES INC             Common      78464M106    3,026  SH    549,223        sole       -         549,223    -      -
STAR SCIENTIFIC INC              Common      85517P101      148  SH     41,700        sole       -          41,700    -      -
STARWOOD HOTELS & RESORTS        Common      85590A401      965  SH     34,300        sole       -          34,300    -      -
STEC INC                         Common      784774101      308  SH     40,000        sole       -          40,000    -      -
STOCKER AND YALE INC             Common      86126T203      619  SH  1,410,732        sole       -       1,410,732    -      -
SUMTOTAL SYSTEMS INC             Common      866615107    4,125  SH  1,008,513        sole       -       1,008,513    -      -
TECHWELL INC                     Common      87874D101      858  SH     90,978        sole       -          90,978    -      -
TELULAR CORP                     Common      87970T208      292  SH    121,204        sole       -         121,204    -      -
TIER TECHNOLOGIES INC CL B       Common      88650Q100    7,243  SH    984,094        sole       -         984,094    -      -
VALASSIS COMMUNICATIONS INC      Common      918866104      799  SH     92,254        sole       -          92,254    -      -
VERIFONE HOLDINGS INC            Common      92342Y109      165  SH     10,000        sole       -          10,000    -      -
VUBOTICS  INC                    Common      92909L102       57  SH  2,825,471        sole       -       2,825,471    -      -
VUBOTICS  INC                    Warrants    92909L102       92  WTS 4,619,707        sole       -       4,619,707    -      -
VUBOTICS  INC                    Conv Deb    92909L102        3  PRN   150,001        sole       -         150,001    -      -
WESTERN POWER & EQUIP CORP       Common      959221102       25  SH    838,099        sole       -         838,099    -      -
WHITE ELECTRONIC DESIGNS CORP    Common      963801105      304  SH     60,857        sole       -          60,857    -      -
WIRELESS RONIN TECHNOLOGIES INC  Common      97652A203       70  SH     29,500        sole       -          29,500    -      -
XTL BIOPHARMACETICALS            Common      98386D109      183  SH     51,580        sole       -          51,580    -      -
YOU BET INTERNATIONAL            Common      987413101    1,527  SH  1,045,745        sole       -       1,045,745    -      -
FX ENERGY INC                    Common      302695101    1,376  CALL  185,000        sole       -         185,000    -      -
                                                        149,965
